Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct. 28, 2011
New Covenant Balanced Income Fund (Prospectus Summary): | New Covenant Balanced Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	NEW COVENANT BALANCED INCOME FUND
Supplement Text	ck0001070222_SupplementTextBlock

NEW COVENANT FUNDS
(the "Trust")

NEW COVENANT GROWTH FUND
NEW COVENANT INCOME FUND
NEW COVENANT BALANCED GROWTH FUND
NEW COVENANT BALANCED INCOME FUND
(each, a "Fund" and, together, the "Funds")

Supplement dated February 23, 2012 to the
Prospectus dated October 28, 2011

The following information supplements the disclosure contained in the current Prospectus for the Funds.

With respect to the New Covenant Balanced Income Fund, the sub-section titled "Fees and Expenses" in the section titled "Summary Section" is hereby deleted and replaced with the following:

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the New Covenant Balanced Income Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The expense information in this table has been restated to reflect the current fees and expenses of the New Covenant Balanced Income Fund.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the New Covenant Balanced Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated; you redeem all of your shares at the end of the time periods; your investment has a hypothetical 5% return each year and the New Covenant Balanced Income Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs for the New Covenant Balanced Income Fund would be:

Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The New Covenant Balanced Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the New Covenant Balanced Income Fund's performance. During the most recent fiscal year, the New Covenant Balanced Income Fund's portfolio turnover rate was 8% of the average value of its portfolio.

New Covenant Balanced Income Fund | New Covenant Balanced Income Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCBIX
Maximum Sales Load Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Load	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses ("AFFE")	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,363

[1]	The Total Annual Fund Operating Expenses for the New Covenant Balanced Income Fund do not correlate to the "Ratio of expenses to average net assets, excluding waivers" provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the New Covenant Balanced Income Fund and does not include AFFE. AFFE are those expenses incurred indirectly by the New Covenant Balanced Income Fund as a result of investments in shares of one or more investment companies (referred to as "Acquired Funds"). With regard to the New Covenant Balanced Income Fund, these expenses include the expenses of the underlying funds in which it invests, i.e., the New Covenant Growth Fund and the New Covenant Income Fund.
[2]	The expense information in this table has been restated to reflect the current fees and expenses of the New Covenant Balanced Income Fund.